RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 1,807	$ 1,595	$ 1,976
Share-based payments	1,130	1,066	1,953
Post-employment benefits	158	283
Key management personnel compensation	$ 3,095	$ 2,944	$ 3,929
Number of key officers | item	8	7	7